Operations (Details 10 - Textuals 4) - BRL (R$) R$ in Thousands		12 Months Ended
	Mar. 01, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operational context
Compensation paid to former sharesholders of subsidiaries		R$ 20,254	R$ 16,715	R$ 5,230
Deferred income tax		(23,314)	(8,480)
Zenvia Brazil | Total Voice Comunicação S.A.
Operational context
Contributed in cash	R$ 2,002
Amount paid to shareholders of acquiree	13
Total consideration transferred	2,015			2,215
Compensation paid to former sharesholders of subsidiaries	R$ 13,667
Provision for compensation payable		R$ 1,301	R$ 13,112	5,230
Deferred income tax				0
Intangible assets - Customer portfolio				518
Intangible assets - Digital platform				R$ 3,919